Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014
C000085513
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000092010
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092009
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092012
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092011
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092014
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092013
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092016
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092015
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092017
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092018
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092020
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092019
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092022
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092021
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
NACC2 Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 20,941	$ 19,771	$ 19,294	$ 17,273	$ 17,726	$ 15,993	$ 17,588	$ 17,496	$ 16,763	$ 17,718	$ 18,264	$ 17,997	$ 18,288	$ 18,420	$ 16,492	$ 13,853	$ 11,992	$ 10,932	$ 12,300	$ 13,714	$ 12,618	$ 12,377	$ 13,108	$ 12,854	$ 14,015	$ 13,366	$ 12,562	$ 12,994	$ 11,935	$ 11,740	$ 12,108	$ 11,493	$ 10,741	$ 10,122	$ 8,958	$ 9,895	$ 9,523	$ 10,268	$ 10,187	$ 9,847	$ 10,000
NACC2 Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,952	30,711	29,681	26,467	26,029	23,991	22,865	23,305	22,555	23,418	24,908	26,085	25,914	24,070	21,904	20,593	19,595	16,872	16,311	17,246	15,996	14,992	15,128	14,854	15,607	14,490	14,408	14,023	13,025	12,644	12,347	11,437	11,214	10,763	9,836	10,589	10,040	10,680	10,600	10,328	10,000
NACC2 Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 16,475,850	15,355,288	14,840,731	13,233,429	13,014,456	11,995,642	11,432,251	11,652,679	11,277,353	11,709,045	12,454,239	13,042,476	12,957,223	12,034,922	10,951,761	10,296,410	9,797,369	8,435,988	8,155,674	8,622,848	7,997,776	7,496,146	7,563,882	7,426,874	7,803,408	7,244,977	7,204,234	7,011,469	6,512,728	6,322,200	6,173,324	5,718,680	5,606,761	5,381,660	4,917,850	5,294,644	5,019,780	5,340,240	5,300,123	5,164,152	5,000,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,360	21,849	21,069	19,233	19,282	17,952	18,480	18,976	17,756	18,807	19,014	18,527	18,935	18,633	16,535	15,156	13,877	12,905	13,529	14,899	13,762	13,120	13,456	13,383	13,677	12,933	13,044	12,998	12,161	11,948	12,105	11,320	10,899	10,420	9,375	10,105	9,652	10,426	10,348	10,219	10,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 11,680,180	10,924,576	10,534,721	9,616,721	9,641,123	8,975,786	9,239,827	9,488,145	8,878,130	9,403,290	9,506,973	9,263,583	9,467,498	9,316,476	8,267,385	7,577,767	6,938,697	6,452,604	6,764,294	7,449,380	6,880,875	6,560,141	6,727,982	6,691,401	6,838,675	6,466,481	6,521,897	6,499,136	6,080,490	5,973,803	6,052,563	5,659,834	5,449,564	5,210,223	4,687,326	5,052,639	4,825,931	5,213,240	5,174,051	5,109,389	5,000,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,223	41,287	39,976	34,964	33,822	30,903	27,394	27,712	27,737	28,210	31,611	35,365	34,268	30,091	28,086	27,058	26,662	21,505	19,470	19,837	18,472	17,033	16,915	16,393	17,715	16,162	15,864	15,096	13,924	13,354	12,579	11,541	11,525	11,104	10,298	11,074	10,426	10,928	10,846	10,435	10,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 22,111,579	20,643,259	19,988,111	17,482,007	16,910,960	15,451,375	13,697,166	13,856,113	13,868,703	14,104,811	15,805,618	17,682,550	17,133,751	15,045,367	14,043,220	13,528,962	13,331,042	10,752,528	9,734,977	9,918,712	9,235,827	8,516,688	8,457,301	8,196,461	8,857,322	8,080,828	7,932,078	7,548,134	6,961,810	6,677,075	6,289,598	5,770,476	5,762,327	5,551,874	5,149,045	5,537,084	5,212,791	5,464,056	5,423,038	5,217,573	5,000,000
NACC2 Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,655	20,142	19,919	17,480	18,278	16,769	18,100	17,940	17,466	17,592	19,258	20,624	21,270	21,174	20,490	16,901	14,461	12,866	13,570	14,879	13,640	13,325	14,272	13,839	15,659	14,650	13,518	13,760	12,483	12,131	12,232	11,628	10,862	10,079	8,987	10,375	10,003	10,719	10,570	10,023	10,000
NACC2 Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 10,827,352	10,070,971	9,959,399	8,739,989	9,139,232	8,384,436	9,049,939	8,970,070	8,732,995	8,796,037	9,629,139	10,312,028	10,634,921	10,586,811	10,244,841	8,450,747	7,230,648	6,433,229	6,784,815	7,439,439	6,820,055	6,662,331	7,136,183	6,919,499	7,829,512	7,324,864	6,759,072	6,880,031	6,241,271	6,065,407	6,116,197	5,813,918	5,431,219	5,039,331	4,493,529	5,187,440	5,001,446	5,359,435	5,284,867	5,011,673	5,000,000
NACC2 Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 20,542	18,980	18,553	16,737	17,226	15,589	17,568	17,569	16,860	17,613	18,376	18,444	18,771	19,076	17,233	13,867	11,769	10,634	12,216	13,819	12,539	12,465	13,468	13,292	14,733	14,056	12,897	13,540	12,273	12,081	12,526	11,943	10,817	9,984	8,866	9,965	9,505	10,266	10,231	9,930	10,000
NACC2 Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 10,270,808	9,490,130	9,276,566	8,368,585	8,613,116	7,794,324	8,783,939	8,784,320	8,429,810	8,806,665	9,188,043	9,222,017	9,385,499	9,537,874	8,616,358	6,933,473	5,884,631	5,317,028	6,108,133	6,909,382	6,269,724	6,232,670	6,733,866	6,646,207	7,366,741	7,027,953	6,448,662	6,770,035	6,136,529	6,040,291	6,263,005	5,971,478	5,408,300	4,991,832	4,432,871	4,982,577	4,752,488	5,133,003	5,115,597	4,965,221	5,000,000
NACC2 Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,006	20,603	20,611	17,588	18,701	17,404	18,050	17,736	17,514	16,949	19,602	22,438	23,433	22,815	23,731	20,043	17,280	15,196	14,937	15,914	14,734	14,159	15,046	14,346	16,559	15,206	14,101	13,954	12,668	12,157	11,906	11,281	10,884	10,156	9,095	10,787	10,511	11,176	10,911	10,116	10,000
NACC2 Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 11,003,000	10,301,479	10,305,361	8,793,905	9,350,439	8,701,833	9,025,227	8,867,814	8,757,069	8,474,673	9,800,984	11,219,026	11,716,721	11,407,538	11,865,700	10,021,406	8,640,066	7,598,169	7,468,494	7,956,948	7,367,201	7,079,641	7,522,803	7,173,045	8,279,466	7,602,996	7,050,717	6,977,017	6,333,937	6,078,609	5,952,954	5,640,701	5,442,193	5,077,809	4,547,419	5,393,576	5,255,553	5,588,235	5,455,624	5,058,245	5,000,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	29,890	28,922	25,769	25,424	23,428	22,490	22,884	22,155	22,961	24,465	25,656	25,548	23,839	21,786	20,307	19,203	16,565	16,099	17,061	15,813	14,861	15,060	14,773	15,608	14,499	14,336	13,999	12,980	12,601	12,335	11,449	11,184	10,707	9,767	10,571	10,036	10,683	10,598	10,305	10,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,035,726	14,945,015	14,461,125	12,884,731	12,712,200	11,713,950	11,244,862	11,442,044	11,077,461	11,480,364	12,232,373	12,827,776	12,774,113	11,919,467	10,893,196	10,153,435	9,601,491	8,282,491	8,049,518	8,530,604	7,906,269	7,430,673	7,529,779	7,386,410	7,804,041	7,249,705	7,167,855	6,999,571	6,489,938	6,300,725	6,167,285	5,724,584	5,591,751	5,353,610	4,883,306	5,285,479	5,017,776	5,341,681	5,298,950	5,152,384	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	$ 14,842,617	$ 14,359,475	$ 12,786,375	$ 12,616,765	$ 11,625,045	$ 11,166,029	$ 11,353,208	$ 10,995,291	$ 11,405,976	$ 12,167,896	$ 12,792,805	$ 12,745,499	$ 11,880,373	$ 10,870,677	$ 10,113,778	$ 9,560,204	$ 8,252,119	$ 8,022,485	$ 8,503,993	$ 7,887,636	$ 7,413,868	$ 7,513,886	$ 7,370,849	$ 7,791,807	$ 7,238,490	$ 7,156,448	$ 6,986,758	$ 6,479,153	$ 6,289,526	$ 6,157,003	$ 5,713,465	$ 5,583,250	$ 5,345,687	$ 4,876,502	$ 5,278,715	$ 5,014,635	$ 5,339,270	$ 5,296,387	$ 5,149,970	$ 5,000,000